John H. Lively

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway

Leawood, KS 66221

Phone: 913.660.0778   Fax: 913.660.9157

john.lively@1940actlawgroup.com

January 2, 2018

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE: The Registration Statement filed on Form N-1A under the Investment Company Act of 1940, as amended (the “1940 Act”), and Securities Act of 1933, as amended (the “1933 Act”), of 360 Funds (File Nos. 333-123290 and 811-21726)

Ladies and Gentlemen:

On behalf of 360 Funds (the “Trust”), electronically transmitted pursuant to Rule 485(a) under the 1933 Act, is Post-Effective Amendment No. 99 to the Trust’s registration statement on Form N-1A (“Registration Statement”) and Amendment No. 100 to the Registration Statement under the 1940 Act (collectively, the “Amendment”).

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act to add a new portfolio series to the Trust, to be known as the “RVX Emerging Markets Equity Fund”.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

Sincerely,

/s/ John H. Lively

John H. Lively